                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    //    (a)
         or fiscal year ending:     12/31/99 (b)
Is this a transition report (Y/N)   N
                                   ---

Is this an amendment to a previous filing (Y/N)    N
                                                  ---

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.    A.   Registrant Name: Separate Account VUL-2 of The American Franklin Life
                            Insurance Company

      B.   File Number:  811-6366

      C.   Telephone Number:  (217) 528-2011


2.    A.   Street:  #1 Franklin Square

      B:   City:  Springfield       C.  State:  IL   D.  Zip Code:     62713
           Zip Ext:  0001

      E.   Foreign Country:                              Foreign Postal Code:


3.    Is this the first filing on this form by Registrant? (Y/N)          N
                                                                       -------

4.    Is this the last filing on this form by Registrant? (Y/N)           N
                                                                       -------

5.    Is Registrant a small business investment company (SBIC)? (Y/N)     N
      [If answer is "Y"(Yes), complete only items 89 through 110.]     -------

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]    -------


                                                              SEC 2100(10-94)

                                       01

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For period ending   December 31, 1999
                    -----------------

File number 811-6366
            --------


UNIT INVESTMENT TRUSTS

111.  A.   - Depositor Name:____________________________________________________

      B.   - File Number (If any):________________________

      C.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________

111.  A.   - Depositor Name:____________________________________________________

      B.   - File Number (If any):________________________

      C.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________


112.  A.   - Sponsor Name:______________________________________________________

      B.   - File Number (If any):________________________

      C.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________

      A.   - Sponsor Name:______________________________________________________

      B.   - File Number (If any):________________________

      C.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________

                                       47

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For period ending   December 31, 1999
                    -----------------

File number 811-6366
            --------


113.  A.   - Trustee Name:______________________________________________________

      B.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________

113.  A.   - Trustee Name:______________________________________________________

      B.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________


114.  A.   - Principal Underwriter Name: _______________________________________

      B.   - File Number: 8-_______________

      C.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________

114.  A.   - Principal Underwriter Name: _______________________________________

      B.   - File Number: 8-_______________

      C.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________


115.  A.   - Independent Public Accountant Name:________________________________

      B.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________

115.  A.   - Independent Public Accountant Name:________________________________

      B.   - City:______________ State:______ Zip Code:_________ Zip Ext.:______

           - Foreign Country:________________ Foreign Postal Code:______________

                                       48

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For period ending   December 31, 1999
                    -----------------

File number 811-6366
            --------


116.  Family of investment companies information:

      A. - Is Registrant part of a family of investment companies? (Y/N)__________________
                                 Y/N

      B.   - Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.  A.   - Is Registrant a separate account of an insurance company?
             (Y/N)__________________
                                 Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.   - Variable annuity contracts? (Y/N) __________________________ ______
                                                                             Y/N

      C.   - Scheduled premium variable life contracts? (Y/N) ___________ ______
                                                                             Y/N

      D.   - Flexible premium variable life contracts? (Y/N) ____________ ______
                                                                             Y/N

      E. - Other types of insurance products registered under the Securities Act of 1933? (Y/N)___________ ______
                                              Y/N


118.       - State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
             __________________________________ _________

119.       - State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
             __________________________________ _________

120.       - State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) __________________________________ $_________

121.       - State the number of series for which a current prospectus was in existence at the end of the period ______________________ _______

122.       - State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _________________________________________________ _______

                                       49

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For period ending   December 31, 1999
                    -----------------

File number 811-6366
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123.      - State the total value of the additional units considered
            in answering item 122 ($000's omitted)                    $98,253
                                                  __________________  __________

124.      - State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)________________________________ $_________

125.      - State the total dollar amount of sales loads collected
            (before reallowances to other brokers or dealers) by
            Registrant's principal underwriter and any underwriter
            which is an affiliated person of the principal
            underwriter during the current period solely from the
            sale of units of all series of Registrant
            ($000's omitted)_________________________                 $_________

126.        Of the amount shown in item 125, state the total dollar
            amount of sales loads collected from secondary market
            operations in Registrant's units (include the sales
            loads, if any, collected on units of a prior series
            placed in the portfolio of a subsequent series.)
            ($000's omitted)_________________________                 $_________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                  Number of    Total Assets    Total Income
                                                                    Series       ($000's      Distributions
                                                                  Investing      omitted)    ($000's omitted)
                                                               ----------------------------------------------

A.      U.S. Treasury direct issue __________________________  _________      $________      $_________

B.      U.S. Government agency_______________________________  _________      $________      $_________

C.      State and municipal tax-free ________________________  _________      $________      $_________

D.      Public utility debt _________________________________  _________      $________      $_________

E.      Brokers or dealers debt or debt of brokers' or
        dealers' parent _____________________________________  _________      $________      $_________

F.      All other corporate intermed. & long-term debt ______   _________     $________      $_________

G.      All other corporate short-term debt _________________   _________     $________      $_________

H.      Equity securities of brokers or dealers or parents of
        brokers or dealers __________________________________   _________     $________      $_________

For period ending   December 31, 1999
                    -----------------

File number 811-6366
            --------



                                                                 NUMBER OF   TOTAL ASSETS    TOTAL INCOME
                                                                  SERIES       ($000'S       DISTRIBUTIONS
                                                                 INVESTING     OMITTED)     ($000'S OMITTED)
                                                               ----------------------------------------------

I.      Investment company equity securities                                  $             $
                                             ------------      -----------     ----------    -----------

J.      All other equity securities                                  1        $366,610      $17,867
                                    ---------------------      -----------     ----------    -----------

K.      Other securities                                                      $             $
                         --------------------------------      -----------     ----------    -----------

L.      Total assets of all series of registrant                     1        $366,610      $17,867
                                                 --------      -----------     ----------    -----------

                                       50

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For period ending   December 31, 1999
                    -----------------

File number 811-6366
            --------


128.      - Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or guaranteed
            by an entity other than the issuer? (Y/N)______________   $_________
            [If answer is "N" (No), go to item 131.]                         Y/N

129.      - Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period? (Y/N)          $_________
            [If answer is "N" (No), go to item 131.]                         Y/N

130.      - In computations of NAV or offering price per unit, is
            any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees? (Y/N)______________________________________   $_________
                                                                             Y/N
131.      - Total expenses incurred by all series of Registrant
            during the current reporting period
            ($000's omitted)_______________________________________   $2,274
                                                                      --------
132.      - List the "811" (Investment Company Act of 1940)
            registration number for all Series of Registrant that are being included in this filing:

            811-__________

For period ending 12/31/99
File number 811-6366




This report is signed on behalf of the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 23rd day of February, 2000.




                                            SEPARATE ACCOUNT VUL-2 OF THE
                                            AMERICAN FRANKLIN LIFE INSURANCE
                                            COMPANY
                                            BY:   THE AMERICAN FRANKLIN LIFE
                                                  INSURANCE COMPANY, DEPOSITOR

                                            By:    /s/ Barbara J. Fossum
                                               ---------------------------------
                                                   Barbara J. Fossum
                                                   Senior Vice President




Witness       /s/ Elizabeth E. Arthur
        -------------------------------
           Elizabeth E. Arthur
           Assistant Secretary

                                 PAGE NUMBER 52